Shareholder Report, Holdings (Details) - C000195837	Jan. 31, 2025
464286756 | iShares MSCI Sweden ETF
Holdings [Line Items]
Percent of Net Asset Value	10.30%
464286707 | iShares MSCI France ETF
Holdings [Line Items]
Percent of Net Asset Value	10.20%
46434G830 | iShares MSCI Italy ETF
Holdings [Line Items]
Percent of Net Asset Value	10.10%
464286764 | iShares MSCI Spain ETF
Holdings [Line Items]
Percent of Net Asset Value	10.00%
464286632 | iShares MSCI Israel ETF
Holdings [Line Items]
Percent of Net Asset Value	10.00%
464286780 | iShares MSCI South Africa ETF
Holdings [Line Items]
Percent of Net Asset Value	9.80%
46429B671 | iShares MSCI China ETF
Holdings [Line Items]
Percent of Net Asset Value	9.70%
464286103 | iShares MSCI Australia ETF
Holdings [Line Items]
Percent of Net Asset Value	9.70%
46434G772 | iShares MSCI Taiwan ETF
Holdings [Line Items]
Percent of Net Asset Value	9.40%
46429B598 | iShares MSCI India ETF
Holdings [Line Items]
Percent of Net Asset Value	9.10%
India
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Taiwan
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Australia
Holdings [Line Items]
Percent of Net Asset Value	9.70%
China
Holdings [Line Items]
Percent of Net Asset Value	9.70%
South Africa
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Israel
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Spain
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Italy
Holdings [Line Items]
Percent of Net Asset Value	10.10%
France
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Sweden
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Equity
Holdings [Line Items]
Percent of Net Asset Value	98.30%
InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	100.00%
InvestmentType_Warrant
Holdings [Line Items]
Percent of Total Investments	0.00%